Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)

	December 31, 2020	December 31, 2019
Net defined benefit pension plan liability	$3,856	$4,308
Net other post-retirement benefit plan liability	85	88
Employee future benefits	$3,941	$4,396

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2020	2019	2020	2019	2020	2019
Balance at January 1	$18,272	$16,255	$(13,964)	$(12,040)	$4,308	$4,215
Included in profit or loss
Current service cost	36	37	—	—	36	37
Interest cost (income)	566	661	(440)	(493)	126	168
Benefits payable	—	—	—	—	—	—
	602	698	(440)	(493)	162	205
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(150)	(236)	—	—	(150)	(236)
Financial assumptions	2,054	2,343	—	—	2,054	2,343
Experience adjustment	110	(131)	—	—	110	(131)
Return on plan assets excluding interest	—	—	(1,733)	(1,593)	(1,733)	(1,593)
income
Plan expenses	(36)	(35)	36	35	—	—
	1,978	1,941	(1,697)	(1,558)	281	383
Other
Contributions paid by the employer	—	—	(895)	(495)	(895)	(495)
Benefits paid	(649)	(622)	649	622	—	—
	(649)	(622)	(246)	127	(895)	(495)
Balance at December 31	$20,203	$18,272	$(16,347)	$(13,964)	$3,856	$4,308

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2020	2019	2020	2019	2020	2019
Balance at January 1	$88	$84	$—	$—	$88	$84
Included in profit or loss
Interest cost (income)	2	3	—	—	2	3
	2	3	—	—	2	3
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(5)	—	—	—	(5)	—
Financial assumptions	6	7	—	—	6	7
Experience adjustment	7	10	—	—	7	10
	8	17	—	—	8	17
Other
Contributions paid by the employer	—	—	(13)	(16)	(13)	(16)
Benefits paid	(13)	(16)	13	16	—	—
	(13)	(16)	—	—	(13)	(16)
Balance at December 31	$85	$88	$—	$—	$85	$88

Disclosure of comprehensive income by plan type

Included in other comprehensive income (loss)	December 31, 2020	December 31, 2019
Defined benefit pension plan actuarial loss	$(281)	$(383)
Other post-retirement benefit plan actuarial loss	(8)	(17)
	$(289)	$(400)

Disclosure of fair value of plan assets	Pension plan assets comprise:

	2020	2019
Cash and cash equivalents	3%	2%
Equity securities	61%	61%
Debt securities	36%	37%
Total	100%	100%

Disclosure of defined benefit plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2020		2019
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	2.40%	1.82%	3.16%	2.84%
Rate of compensation increase	n/a	n/a	n/a	n/a

The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2020			2019
	Pension plan	Other benefit plan	Pension plan		Other benefit plan
Discount rate	3.16%	1.82%	4.16%	3.96	2.84%
Rate of compensation increase	n/a	n/a	n/a		n/a

Disclosure of sensitivity analysis for actuarial assumptions
The assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31 were as follows:

	2020	2019
Initial medical/dental health care cost trend rate	n/a	n/a
Cost trend rate declines to medical and dental	n/a	n/a
Year that the medical rate reaches the rate it is assumed to remain at	2025	2024
Year that the dental rate reaches the rate it is assumed to remain at	2020	2019